Inventories, Net - Schedule of Inventories (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Inventories [Abstract]
Raw materials	¥ 182,882
Finished goods	10,478,683		6,297,052
Less: allowance for provision	(677,465)		(181,499)
Inventories, net	¥ 9,984,100	$ 1,406,231	¥ 6,115,553